Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	£ 876.0	£ 1,083.0
Depreciation of property, plant and equipment		174.8	185.5		£ 188.6	[1]
Impairment charges included in restructuring costs		79.7
Ending balance		790.9	876.0	[1]	1,083.0	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,745.6	2,440.7
Additions		218.3	294.9
New acquisitions		0.4	0.1
Disposals		(224.1)	(420.9)
Transfer to disposal group classified as held for sale			464.7
Exchange adjustments		(42.8)	(104.5)
Ending balance		1,697.4	1,745.6		2,440.7
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(869.6)	(1,357.7)
Depreciation of property, plant and equipment		174.8	185.5
Impairment charges included in restructuring costs		79.7
Other write-downs		2.6
Disposals		199.8	271.5
Transfer to disposal group classified as held for sale			(346.0)
Exchange adjustments		20.4	56.1
Ending balance		(906.5)	(869.6)		(1,357.7)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34.3	37.1
Ending balance		34.3	34.3		37.1
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34.3	37.1
Transfer to disposal group classified as held for sale			2.8
Ending balance		34.3	34.3		37.1
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		22.0	108.4
Ending balance		37.3	22.0		108.4
Freehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		26.2	135.5
Additions		8.9	33.7
Disposals		(0.2)	(109.0)
Transfer to disposal group classified as held for sale			17.1
Exchange adjustments		4.7	(16.9)
Ending balance		39.6	26.2		135.5
Freehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4.2)	(27.1)
Depreciation of property, plant and equipment		1.2	1.5
Disposals			7.2
Transfer to disposal group classified as held for sale			(15.6)
Exchange adjustments		3.1	1.6
Ending balance		(2.3)	(4.2)		(27.1)
Leasehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		605.5	635.1
Ending balance		542.1	605.5		635.1
Leasehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,048.8	1,202.4
Additions		135.7	158.5
New acquisitions		0.2
Disposals		(99.1)	(167.3)
Transfer to disposal group classified as held for sale			98.1
Exchange adjustments		(33.1)	(46.7)
Ending balance		1,052.5	1,048.8		1,202.4
Leasehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(443.3)	(567.3)
Depreciation of property, plant and equipment		76.6	79.9
Impairment charges included in restructuring costs		72.1
Other write-downs		2.6
Disposals		79.0	129.9
Transfer to disposal group classified as held for sale			(56.1)
Exchange adjustments		5.2	17.9
Ending balance		(510.4)	(443.3)		(567.3)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		101.2	145.6
Ending balance		82.4	101.2		145.6
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		212.4	375.3
Additions		25.0	35.0
New acquisitions			0.1
Disposals		(41.1)	(68.3)
Transfer to disposal group classified as held for sale			115.2
Exchange adjustments		(7.0)	(14.5)
Ending balance		189.3	212.4		375.3
Fixtures, fittings and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(111.2)	(229.7)
Depreciation of property, plant and equipment		33.2	36.3
Impairment charges included in restructuring costs		6.3
Disposals		38.3	59.9
Transfer to disposal group classified as held for sale			(81.7)
Exchange adjustments		5.5	13.2
Ending balance		(106.9)	(111.2)		(229.7)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		113.0	156.8
Ending balance		94.8	113.0		156.8
Computer equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		423.9	690.4
Additions		48.7	67.7
New acquisitions		0.2
Disposals		(83.7)	(76.3)
Transfer to disposal group classified as held for sale			231.5
Exchange adjustments		(7.4)	(26.4)
Ending balance		381.7	423.9		690.4
Computer equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(310.9)	(533.6)
Depreciation of property, plant and equipment		63.8	67.8
Impairment charges included in restructuring costs		1.3
Disposals		82.5	74.5
Transfer to disposal group classified as held for sale			(192.6)
Exchange adjustments		6.6	23.4
Ending balance		£ (286.9)	£ (310.9)		£ (533.6)

[1]	Figures have been restated as described in the accounting policies.